                                     [LOGO]

                                                               November 16, 1999

Dear Shareholders,

     We are pleased to present the Annual Report of Concorde Funds, Inc. for the fiscal year ended September 30, 1999.

CONCORDE VALUE FUND

     The total return for the Concorde Value Fund (the "Value Fund") for the fiscal year ended September 30, 1999 was 18.38%. The Value Fund added slightly to the mid-year gains during the second half of the fiscal year as the U.S. markets rose steadily through July and then declined through the September 30 year-end. This performance compares with various unmanaged indices and fund groups listed below.

CONCORDE VALUE FUND                              18.38%
Morningstar Mid Cap Value Funds                  14.09%
S&P 500                                          27.79%
Russell 2000                                     19.07%
Value Line (Geometric) Index                      8.98%

     All sectors represented in the Value Fund contributed to the positive returns except for consumer staples; however, volatility in sectors and individual stocks was high. Our selective use of covered calls to hedge what we perceived as temporarily overvalued situations hurt performance during the first nine months and assisted during the market decline in July-September.

     Sectors contributing most significantly to the positive total returns were conglomerates, energy and natural resources, services, and technology. The Seagram Company contributed significant gains as it continued to evolve into a world-class entertainment company. Weatherford International and Atlantic Richfield stocks rose sharply from depressed levels as the energy sector displayed signs of recovering from the significant industry slowdown of 1998. The Atlantic Richfield position was reduced as it reached what we considered high valuation levels. Burlington Resources and Maxxam contributed moderate losses as earnings and cash flow results reflected lower natural gas and aluminum pricing respectively.

     In the service area, Chris Craft Industries, Intuit and NCR Corporation all generated significant gains. Intuit and NCR were sold during the year as they reached price targets. Chris Craft rose near the year-end as television station ownership regulations were loosened, creating greater interest in their valuable stations. Dallas Semiconductor, Motorola and FSI International contributed the greatest in the technology group as stock prices began to reflect the recovery from the 1997/1998 Asian induced slowdown. Arrow Electronics, a new holding, generated a small loss as we continued to build a significant position. As the world's leading electronics distributor, Arrow's business is beginning to recover recently from a three-year industry slowdown.

     Stocks contributing moderate gains in various sectors include Santa Fe Snyder, Hasbro, Columbia/HCA, Johnson & Johnson, Superior Industries and VICORP Restaurants. Lehman Brothers stock rose significantly as the financial industry recovered from the mid-1998 credit crunch and the company reported increasingly positive results during the year. Holdings contributing negatively for the year included SuperValu, Walt Disney, Delphi Financial, First American Financial and Lockheed Martin. All of these companies, except SuperValu, experienced disappointing corporate results during the year but remain holdings at year end as we believe current valuations are low with respect to the future prospects of the businesses. SuperValu continued to report very good earning and cash flow results, however, the stock price lagged as the food retailing and distribution groups continued out of favor.

     The Value Fund will strive to remain close to fully invested and will continue to utilize a disciplined approach to investing in this very volatile market environment.

CONCORDE INCOME FUND

     The Concorde Income Fund (the "Income Fund") produced a total return for the 1999 fiscal year ending September 30, 1999 of -2.80% as rising interest rates impacted the income oriented securities in the fund. The Income Fund continued to generate substantial interest and dividends, however rising rates offset this income by reducing the market value of the bonds and preferred stocks in the portfolio.

CONCORDE INCOME FUND                             -2.80%
Three Month U.S. Treasury Bill                    4.65%
Lehman Brothers Intermediate Gov/Corp.           -1.62%
Lehman Brothers Government Bond                  -1.71%

     The Bonds and Notes sector of the Fund, consisting exclusively of U.S. Treasury and Agency securities, generated a slightly negative total return as income from interest payments nearly matched unrealized price decreases resulting from the rising rate environment. As noted in our Semi-Annual Report, the impact of rising rates earlier in the year was reduced by shortening the average bond maturity of holdings and maintaining above-average cash positions. As interest rates reached more attractive valuations during this summer, we began to lengthen average maturities and decrease cash levels. These adjustments should result in enhanced results if rates stay steady or drop during the next year.

     The second largest sector for the Income Fund -- dividend paying common stocks -- produced a modest total return gain for the year as equities recovered from the mid-year 1998 market correction. Real estate stocks produced the weakest returns among the equities as public investors continued to avoid this area despite excellent operating performance of properties held by these companies. Corporate Office Properties and First Industrial Realty stocks performed well among the real estate holdings and Hospitality Properties incurred a negative total return.

     Among other dividend paying stocks, Atlantic Richfield, PIMCO Commercial Mortgage Trust and Chemed generated substantial gains. Strategic Global Income and LG&E Energy incurred total return losses as the interest rate increases affected the Strategic Global holdings and the LG&E utility sector.

     Going forward, we will continue to focus on income generation, with the majority of assets invested in high-quality, medium-term bonds. Fund holdings in preferred stocks and income producing equities will continue to add income with the potential for capital appreciation. The current price levels of the Fund's bonds and preferred stocks, depressed as a result of higher interest rates, appear attractive at year-end and hold out the potential of excellent total returns if rates moderate over the next two years.

SUMMARY

     Thank you for your past and future support as we strive to maintain the highest standards in managing Concorde Funds, Inc.

                                          Sincerely,
                                          Gary B. Wood, Ph.D.
                                          President

[CONCORDE VALUE FUND CHART]

12/04/87                                       10000                                         10000                  10000
--------                                       -----                                         -----                  -----
                                               9151.00                                      9608.00                9407.00
                                               9064.00                                      9688.71                9467.20
Dec-89                                         9114.00                                      9772.03                9505.07
                                               8529.00                                      9333.27                8675.28
                                               8658.00                                      9455.53                8944.21
                                               8924.00                                      9628.57                9294.83
                                               8597.00                                      9346.45                8990.89
                                               8993.00                                      9939.95                9627.44
                                               9062.00                                      9927.03                9652.47
                                               8830.00                                      9814.85                9229.69
                                               7823.00                                      8979.61                7994.76
                                               7186.00                                      8492.91                7284.03
                                               6721.00                                      8313.71                6838.97
                                               7177.00                                      8777.62                7360.79
Dec-90                                         7591.00                                      9058.50                7650.07
                                               8304.00                                      9520.49                8339.34
                                               8930.00                                     10148.80                9274.18
                                               9062.00                                     10386.30                9924.30
                                               8991.00                                     10448.60                9898.49
                                               9238.00                                     10852.00               10369.70
                                               9220.00                                     10473.20                9770.29
                                               9396.00                                     10869.10               10112.20
                                               9423.00                                     11099.50               10485.40
                                               9256.00                                     11106.20               10567.20
                                               9414.00                                     11297.20               10846.20
                                               9123.00                                     10892.80               10344.00
Dec-91                                         9673.00                                     11738.10               11171.50
                                               9925.00                                     11909.40               12077.50
                                              10349.00                                     12176.20               12430.20
                                              10367.00                                     11988.70               12010.00
                                              10475.00                                     12142.20               11588.50
                                              10538.00                                     12239.30               11742.60
                                              10151.00                                     12025.10               11190.70
                                              10394.00                                     12427.90               11580.10
                                              10187.00                                     12195.50               11252.40
                                              10034.00                                     12352.90               11511.20
                                              10178.00                                     12417.10               11875.00
                                              10565.00                                     12857.90               12784.60
Dec-92                                        11088.00                                     13183.20               13229.50
                                              11297.00                                     13444.20               13676.70
                                              11288.00                                     13623.00               13360.70
                                              11580.00                                     14068.50               13793.60
                                              11470.00                                     13875.80               13414.30
                                              11653.00                                     14179.70               14007.20
                                              11653.00                                     14278.90               14094.10
                                              11662.00                                     14397.40               14288.60
                                              11926.00                                     14950.30               14905.80
                                              11954.00                                     14962.20               15326.20
                                              12109.00                                     15194.20               15720.00
                                              11990.00                                     14990.60               15207.60
Dec-93                                        12212.00                                     15356.30               15727.70
                                              12467.00                                     15849.30               16220.00
                                              12426.00                                     15587.80               16161.60
                                              12141.00                                     14984.50               15309.80
                                              12029.00                                     15111.90               15400.20
                                              12151.00                                     15195.00               15226.20
                                              12059.00                                     14909.30               14713.00
                                              12274.00                                     15319.30               14954.30
                                              12732.00                                     15898.40               15787.30
                                              12518.00                                     15599.50               15733.60
                                              12488.00                                     15683.80               15670.70
                                              12029.00                                     15054.80               15037.60
Dec-94                                        11722.00                                     15163.20               15440.60
                                              11700.00                                     15375.50               15246.00
                                              11849.00                                     15936.70               15880.30
                                              12158.00                                     16320.80               16151.80
                                              12487.00                                     16725.60               16510.40
                                              12806.00                                     17207.20               16794.40
                                              13275.00                                     17585.80               17666.00
                                              13891.00                                     18201.30               18683.60
                                              13902.00                                     18408.80               19070.30
                                              14179.00                                     18791.70               19411.70
                                              13934.00                                     18444.10               18544.00
                                              14466.00                                     19178.10               19322.80
Dec-95                                        14545.00                                     19485.00               19832.90
                                              14879.00                                     19884.40               19811.10
                                              15019.00                                     20240.40               20429.20
                                              15321.00                                     20550.00               20852.10
                                              15612.00                                     21047.30               21967.70
                                              15968.00                                     21394.60               22833.20
                                              15785.00                                     21227.80               21894.80
                                              15105.00                                     20257.70               19983.40
                                              15612.00                                     20956.50               21144.40
                                              16119.00                                     21687.90               21971.10
                                              16475.00                                     22015.40               21632.80
                                              17251.00                                     23331.90               22524.10
Dec-96                                        17152.00                                     23471.90               23114.20
                                              18165.00                                     24171.40               23576.50
                                              18062.00                                     24372.00               23005.90
                                              17417.00                                     23704.20               21917.70
                                              18476.00                                     24100.10               21979.10
                                              19420.00                                     25746.10               24425.40
                                              20260.00                                     26624.10               25473.20
                                              21734.00                                     28383.90               26657.70
                                              21250.00                                     28165.30               27268.20
                                              22632.00                                     29649.70               29264.20
                                              21860.00                                     28525.90               27979.50
                                              21929.00                                     28908.20               27797.70
Dec-97                                        22121.00                                     29425.60               28284.10
                                              22171.00                                     29175.50               27837.20
                                              23853.00                                     31177.00               29894.40
                                              24932.00                                     32526.90               31126.10
                                              25534.00                                     32673.30               31297.20
                                              24756.00                                     31755.20               29610.30
                                              24330.00                                     31453.50               29672.50
                                              22862.00                                     29865.10               27272.00
                                              19072.00                                     25227.10               21975.80
                                              19273.00                                     26291.60               23696.50
                                              20779.00                                     28145.20               24663.30
                                              21594.00                                     29268.20               25955.70
Dec-98                                        22443.00                                     29917.90               27562.30
                                              22618.00                                     29681.60               27928.90
                                              21918.00                                     28672.40               25666.60
                                              22370.00                                     29334.80               26067.00
                                              23816.00                                     32068.70               28402.70
                                              23670.00                                     32331.70               28817.30
                                              24677.00                                     33292.00               30119.90
                                              24064.00                                     32469.70               29294.60
                                              23655.00                                     31333.20               28210.70
Sep-99                                        22633.00                                     30004.70               28216.30

NOTE: The Russell 2000 Index is an index comprised of 2000 publicly traded small capitalization common stocks that are ranked in terms of capitalization below the large and mid-range capitalization sectors of the United States equity market. This index attempts to accurately capture the performance of the universe of small capitalization common stocks. The Value Fund believes this index more closely reflects the Value Fund's investment strategy, and therefore, is a more appropriate performance comparator than the S&P 500 Index. A hypothetical $10,000 investment in the S&P 500 Index on 9/30/89 would have a value of $47,292 at 9/30/99. A hypothetical investment of $10,000 at 9/30/98 in the Value Fund, the Russell 2000 Index, Morningstar Mid-Cap Value, and the S&P 500 Index would have values of $11,743, $11,907, $11,412 and $12,779, respectively at 9/30/99.

[CONCORDE INCOME FUND CHART]

1/22/96                                                                    10000                              10000
-------                                                                    -----                              -----
                                                                           9900.00                           9883.00
Mar 96                                                                     9900.00                           9832.60
                                                                           9840.00                           9798.18
                                                                           9770.00                           9790.34
Jun 96                                                                     9880.00                           9894.12
                                                                           9790.00                           9923.80
                                                                           9890.00                           9931.74
Sep 96                                                                    10070.00                          10069.80
                                                                          10191.60                          10248.00
                                                                          10475.20                          10383.30
Dec 96                                                                    10400.40                          10316.90
                                                                          10441.70                          10357.10
                                                                          10462.30                          10376.80
Mar 97                                                                    10266.30                          10305.20
                                                                          10349.80                          10426.80
                                                                          10485.60                          10513.30
Jun 97                                                                    10621.40                          10609.00
                                                                          10938.40                          10824.30
                                                                          10832.70                          10770.20
Sep 97                                                                    11118.10                          10895.20
                                                                          11107.40                          11016.10
                                                                          11118.10                          11040.30
Dec 97                                                                    11112.70                          11128.70
                                                                          11220.80                          11274.40
                                                                          11242.50                          11265.40
Mar 98                                                                    11285.70                          11301.50
                                                                          11263.80                          11358.00
                                                                          11252.90                          11440.90
Jun 98                                                                    11231.00                          11514.10
                                                                          11054.00                          11554.40
                                                                          10932.30                          11735.80
Sep 98                                                                    11219.90                          12030.40
                                                                          11096.70                          12018.40
                                                                          11107.90                          12017.20
Dec 98                                                                    11119.10                          12065.20
                                                                          11141.80                          12131.60
                                                                          10937.30                          11953.20
Mar 99                                                                    10960.10                          12042.90
                                                                          11132.40                          12080.20
                                                                          11086.40                          11987.20
Jun 99                                                                    11069.20                          11995.60
                                                                          10987.80                          11984.80
                                                                          10964.50                          11994.40
Sep 99                                                                    10906.40                          12105.90

INDEPENDENT AUDITOR'S REPORT

To the Board of Directors and Shareholders
Concorde Funds, Inc.

     We have audited the accompanying statement of assets and liabilities of the Concorde Value Fund portfolio of Concorde Funds, Inc., including the schedules of investments in securities and covered call options written, as of September 30, 1999, and the related statements of operations and changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended September 30, 1998 and financial highlights for the two years then ended, and the financial highlights for each of the two years in the period ended September 30, 1996 of Concorde Value Fund were audited by other auditors whose reports dated October 22, 1998 and November 4, 1996, respectively, expressed unqualified opinions on the statement of changes in net assets and financial highlights.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Concorde Value Fund portfolio of Concorde Funds, Inc. as of September 30, 1999, the results of its operations, the changes in its net assets and the financial highlights for the year then ended in conformity with generally accepted accounting principles.

                                         /s/ WALLACE SANDERS & COMPANY
                                          WALLACE SANDERS & COMPANY

Irving, Texas
October 14, 1999

CONCORDE VALUE FUND
INVESTMENTS IN SECURITIES
SEPTEMBER 30, 1999

                                                              SHARES OR
                                                              PRINCIPAL                 PERCENT OF
                                                               AMOUNT        VALUE      NET ASSETS
                                                              ---------   -----------   ----------
COMMON STOCKS
CONGLOMERATES
  Seagram Company Ltd.......................................    15,500    $   705,250       4.55%
  Tyco International Ltd.(b)................................     3,500        361,375       2.33
                                                                          -----------     ------
                                                                            1,066,625       6.88
                                                                          -----------     ------
CONSUMER DURABLES
  Fedders Corporation Class A...............................    58,500        288,844       1.87
                                                                          -----------     ------
CONSUMER STAPLES
  Playtex Products, Incorporated(a).........................    32,200        474,950       3.07
  Suiza Funds Corporation(a)................................    13,300        498,750       3.22
  SuperValu Inc.............................................    30,500        665,281       4.29
                                                                          -----------     ------
                                                                            1,638,981      10.58
                                                                          -----------     ------
ENERGY AND NATURAL RESOURCES
  Atlantic Richfield Company(c).............................     6,200        549,475       3.54
  Burlington Resources, Incorporated........................     8,300        305,025       1.97
  Maxxam Incorporated(a)....................................     8,550        439,256       2.84
  Santa Fe Snyder Corporation(a)............................    45,000        405,000       2.62
  Weatherford International, Incorporated(a)................    18,500        592,000       3.82
                                                                          -----------     ------
                                                                            2,290,756      14.79
                                                                          -----------     ------
ENTERTAINMENT
  Hasbro, Incorporated......................................    27,750        594,891       3.84
  Walt Disney Company.......................................     8,000        207,000       1.34
                                                                          -----------     ------
                                                                              801,891       5.18
                                                                          -----------     ------
FINANCE AND INSURANCE
  Delphi Financial Group, Inc.(a)...........................    14,264        430,585       2.78
  First American Financial Corporation......................    25,400        339,725       2.19
  Lehman Brothers Holdings Incorporated(e)..................     9,000        524,812       3.39
                                                                          -----------     ------
                                                                            1,295,122       8.36
                                                                          -----------     ------

The accompanying notes are an integral part of these financial statements.

CONCORDE VALUE FUND
INVESTMENTS IN SECURITIES (CONTINUED)
SEPTEMBER 30, 1999

                                                              SHARES OR
                                                              PRINCIPAL                 PERCENT OF
                                                               AMOUNT        VALUE      NET ASSETS
                                                              ---------   -----------   ----------
COMMON STOCKS (CONTINUED)
HEALTH
  Columbia/HCA Healthcare Corporation.......................    16,500    $   349,594       2.26%
  Johnson & Johnson(f)......................................     8,000        735,000       4.75
  Merck & Co., Incorporated(e)..............................    10,000        648,125       4.18
  US Oncology, Incorporated(a)..............................    39,480        357,788       2.31
                                                                          -----------     ------
                                                                            2,090,507      13.50
                                                                          -----------     ------
INDUSTRIAL CYCLICALS
  Lockheed Martin Corporation...............................     7,000        228,812       1.48
  Republic Group Incorporated...............................    21,475        299,308       1.93
  Superior Industries International, Incorporated...........    16,500        462,000       2.98
                                                                          -----------     ------
                                                                              990,120       6.39
                                                                          -----------     ------
REAL ESTATE
  First Industrial Realty Trust, Incorporated...............    15,000        371,250       2.40
                                                                          -----------     ------
RETAIL TRADE
  VICORP Restaurants, Incorporated(a).......................    28,000        462,000       2.98
                                                                          -----------     ------
SERVICES
  AT&T Corporation(g).......................................     6,981        303,673       1.96
  Chemed Corporation........................................     9,300        281,325       1.82
  Chris-Craft Industries, Incorporated(a)...................    10,716        601,436       3.88
                                                                          -----------     ------
                                                                            1,186,434       7.66
                                                                          -----------     ------
TECHNOLOGY
  Arrow Electronics, Incorporated(a)........................    14,000        246,750       1.59
  Dallas Semiconductor Corporation(h).......................    15,900        849,656       5.49
  Motorola, Incorporated(i).................................    10,200        897,600       5.80
                                                                          -----------     ------
                                                                            1,994,006      12.88
                                                                          -----------     ------
TOTAL COMMON STOCKS (cost $10,751,866)......................               14,476,536      93.47
                                                                          -----------     ------

The accompanying notes are an integral part of these financial statements.

CONCORDE VALUE FUND
INVESTMENTS IN SECURITIES (CONTINUED)
SEPTEMBER 30, 1999

                                                              SHARES OR
                                                              PRINCIPAL                 PERCENT OF
                                                               AMOUNT        VALUE      NET ASSETS
                                                              ---------   -----------   ----------
FEDERAL AGENCY OBLIGATIONS
  Federal Home Loan Bank, 6.7%, Due 09/05/2002..............   200,000    $   200,422       1.29%
  Federal Home Loan Bank, 5.76%, Due 10/15/2002.............   200,000        196,664       1.27
                                                                          -----------     ------
TOTAL FEDERAL AGENCY OBLIGATIONS (cost $396,188)............                  397,086       2.56
                                                                          -----------     ------
SHORT TERM DEMAND NOTES
  American Family Financial Services, 5.0234%...............   222,224        222,224       1.44
  Wisconsin Corporate Central Credit Union, 5.05%...........   750,000        750,000       4.84
                                                                          -----------     ------
TOTAL SHORT TERM DEMAND NOTES (cost $972,224)...............                  972,224       6.28
                                                                          -----------     ------
CERTIFICATE OF DEPOSIT
  Firstar Bank Milwaukee, 4.11%, due 1/13/2000
     (cost $4,292)..........................................     4,292          4,292       0.03
                                                                          -----------     ------
TOTAL INVESTMENTS IN SECURITIES (cost $12,124,570)..........              $15,850,138     102.34%
                                                                          ===========     ======

---------------------

(a) Presently non-income producing
(b) 3,500 shares subject to option
(c) 4,500 shares subject to option
(d) 10,000 shares subject to option
(e) 2,500 shares subject to option
(f) 2,000 shares subject to option
(g) 6,000 shares subject to option
(h) 8,000 shares subject to option
(i) 5,000 shares subject to option

The accompanying notes are an integral part of these financial statements.

CONCORDE VALUE FUND
COVERED CALL OPTIONS WRITTEN
SEPTEMBER 30, 1999

                                                              SHARES SUBJECT
                                                                 TO CALL        VALUE
                                                              --------------   --------
COMMON STOCKS/EXPIRATION DATE/EXERCISE PRICE
  AT&T Corporation/January/35...............................      6,000        $ 57,000
  Atlantic Richfield Company/October/80.....................      2,500          21,875
  Atlantic Richfield Company/January/70.....................      2,000          39,000
  Dallas Semiconductor Corporation/October/45...............      8,000          68,000
  Johnson & Johnson/January/70..............................      2,000          46,250
  Lehman Brothers Holdings Incorporated/January/35..........      2,500          59,063
  Merck & Co./January/50....................................      2,500          40,000
  Motorola, Inc./October/70.................................      5,000          90,000
  Tyco International, Ltd./October/75.......................      3,500          98,000
  Weatherford International, Incorporated/November/25.......      5,000          37,500
  Weatherford International, Incorporated/November/35.......      5,000           9,687
                                                                               --------
TOTAL (premiums received $669,845)..........................                   $566,375
                                                                               ========

The accompanying notes are an integral part of these financial statements.

CONCORDE VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1999

ASSETS
  Investments in securities, at value (cost $12,124,570)....  $15,850,138
  Receivables
     Securities sold........................................      201,143
     Dividends..............................................       17,395
     Interest...............................................       10,845
  Other assets..............................................        3,653
                                                              -----------
TOTAL ASSETS................................................   16,083,174
                                                              -----------
LIABILITIES
  Covered call options written, at value (premiums received
     $669,845)..............................................      566,375
  Payable for securities purchased..........................        3,667
  Investment advisory fee payable...........................       11,762
  Accrued expenses..........................................       14,273
                                                              -----------
TOTAL LIABILITIES...........................................      596,077
                                                              -----------
NET ASSETS
  Equivalent to $15.50 per share on 998,975 shares of
     capital stock outstanding..............................  $15,487,097
                                                              ===========

The accompanying notes are an integral part of these financial statements.

CONCORDE VALUE FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 1999

INVESTMENT INCOME
  Investment income
     Dividends..............................................  $  169,447
     Interest...............................................      93,680
                                                              ----------
  Total investment income...................................     263,127
                                                              ----------
  Expenses
     Investment advisory fee................................     144,374
     Custodian fees.........................................      10,931
     Printing, postage and delivery.........................      16,375
     Accounting fees........................................      24,200
     Transfer agent fees....................................      15,536
     Legal fees.............................................      14,014
     Registration fees......................................       2,269
     Audit fees.............................................      12,412
     Other expenses.........................................       4,141
                                                              ----------
  Total expenses............................................     244,252
                                                              ----------
  NET INVESTMENT INCOME.....................................      18,875
                                                              ----------
REALIZED GAIN AND UNREALIZED APPRECIATION ON INVESTMENTS AND
  REALIZED LOSS AND UNREALIZED APPRECIATION ON COVERED CALL
  OPTIONS WRITTEN
  Net realized gain on investments in securities............     984,232
  Net realized loss on covered call options written.........    (499,081)
  Net change in unrealized appreciation of investments in
     securities.............................................   2,050,753
  Net change in unrealized appreciation of covered call
     options written........................................      66,218
                                                              ----------
  NET GAIN ON INVESTMENTS...................................   2,602,122
                                                              ----------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS......  $2,620,997
                                                              ==========

The accompanying notes are an integral part of these financial statements.

CONCORDE VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED SEPTEMBER 30, 1999 AND 1998

                                                                 1999          1998
                                                              -----------   -----------
CHANGE IN NET ASSETS FROM OPERATIONS
  Net investment income.....................................  $    18,875   $    20,648
  Net realized gain on investments..........................      485,151     2,351,625
  Net change in unrealized appreciation of investments......    2,116,971    (4,844,594)
                                                              -----------   -----------
  Net increase (decrease) in net assets resulting from
     operations.............................................    2,620,997    (2,472,321)
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income.....................................       (3,628)      (49,504)
  Net realized gains on investments.........................   (2,310,012)   (1,385,134)
CAPITAL SHARE TRANSACTIONS..................................      812,794       742,239
                                                              -----------   -----------
  Total increase (decrease) in net assets...................    1,120,151    (3,164,720)
NET ASSETS
  Beginning of year.........................................   14,366,946    17,531,666
                                                              -----------   -----------
  End of year (including undistributed net investment income
     of $17,373 and $2,126, respectively)...................  $15,487,097   $14,366,946
                                                              ===========   ===========

The accompanying notes are an integral part of these financial statements.

CONCORDE VALUE FUND
FINANCIAL HIGHLIGHTS

                                                           YEAR ENDED SEPTEMBER 30,
                                               ------------------------------------------------
                                                1999       1998      1997      1996      1995
                                               -------   --------   -------   -------   -------
PER SHARE DATA(1):
Net asset value, beginning of year...........  $ 15.36   $  19.66   $ 14.95   $ 13.33   $ 12.28
                                               -------   --------   -------   -------   -------
Income from investment operations:
  Net investment income......................     0.02       0.02      0.06      0.07      0.06
  Net realized and unrealized gain (loss) on
     investments in securities...............     2.64      (2.73)     5.66      1.73      1.47
                                               -------   --------   -------   -------   -------
  Total income (loss) from investment
     operations..............................     2.66      (2.71)     5.72      1.80      1.53
                                               -------   --------   -------   -------   -------
Less distributions:
  Distributions from net investment income...       --      (0.06)    (0.09)    (0.06)    (0.06)
  Distributions from net realized gains......    (2.52)     (1.53)    (0.92)    (0.12)    (0.42)
                                               -------   --------   -------   -------   -------
  Total from distributions...................    (2.52)     (1.59)    (1.01)    (0.18)    (0.48)
                                               -------   --------   -------   -------   -------
Net asset value, end of year.................  $ 15.50   $  15.36   $ 19.66   $ 14.95   $ 13.33
                                               =======   ========   =======   =======   =======
TOTAL RETURN.................................   18.38%    (14.76%)   40.53%    13.64%    13.32%
                                               =======   ========   =======   =======   =======
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (in thousands).....  $15,487   $ 14,367   $17,532   $12,580   $12,235
  Ratio of expenses to average net assets....    1.47%      1.39%     1.60%     1.62%     1.74%
  Ratio of net investment income to average
     net assets..............................    0.11%      0.12%     0.38%     0.53%     0.52%
  Portfolio turnover rate....................   25.87%     44.62%    30.62%    26.10%    22.42%

---------------------

(1) Per share information has been calculated using the average number of shares outstanding.

The accompanying notes are an integral part of these financial highlights.

CONCORDE VALUE FUND
NOTES TO FINANCIAL STATEMENTS

NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  ORGANIZATION AND NATURE OF OPERATIONS

     Concorde Value Fund (Fund) is a separate series of shares of common stock of Concorde Funds, Inc. (Company). The Company was incorporated in the state of Texas in September of 1987, and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is subject to various investment restrictions as set forth in the Statement of Additional Information. The effective date of the Fund's Registration Statement under the Securities Act of 1933 was December 4, 1987. The primary investment objective of the Fund is to produce long-term growth of capital, without exposing capital to undue risks. The Company may designate one or more series of common stock. Presently, the Company has designated only one additional series, Concorde Income Fund. Each capital share in the Fund represents an equal proportionate interest in the net assets of the Fund with each other capital share in such series and no interest in any other series.

  USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of the assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

  VALUATION OF SECURITIES

     Securities are valued at the close of each business day. Bonds and notes are valued at the last quoted bid price obtained from independent pricing services. Securities traded on national securities exchanges or on the national market systems are valued at the last reported sales price on the day of valuation, except for call options written for which the last quoted bid price is used. Short-term demand notes and certificates of deposit are stated at amortized cost, which is equivalent to value. Securities for which representative market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors.

  SECURITY TRANSACTIONS AND INVESTMENT INCOME

     Security transactions are accounted for on the date the securities are purchased or sold, plus one day. Realized gains and losses from securities transactions are reported on an identified cost basis. Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

  INCOME TAXES

     The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income or excise tax provision is required.

     Net investment income (loss), net realized gains (losses) and the cost of investments in securities may differ for financial statement and income tax purposes. The character of distributions from net investment income or net realized gains may differ from their ultimate characterization for income tax purposes. At September 30, 1999, there were no material differences. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

  DISTRIBUTIONS TO SHAREHOLDERS

     Dividends declared and paid from net investment income or net realized gains are recorded on the ex-dividend date.

NOTE 2 -- COVERED CALL OPTIONS WRITTEN

     As of September 30, 1999, investment securities valued at $2,700,250 were held by the custodian in connection with covered call options written by the Fund.
     Transactions in covered call options written for the year ended September 30, 1999 were as follows:

                        NUMBER OF
                        CONTRACTS     AMOUNTS
                        ---------   -----------
Beginning.............      205     $   230,002
Written...............    1,925       2,387,790
Expired...............       --              --
Exercised.............      (50)       (100,272)
Closed................   (1,640)     (1,847,675)
                         ------     -----------
Ending................      440     $   669,845
                         ======     ===========

NOTE 3 -- DISTRIBUTION TO SHAREHOLDERS
     A distribution to shareholders of $2.52 per share aggregating $2,313,640 was declared on December 3, 1998 from net investment income and net realized gains from investment transactions. The distribution was paid on December 24, 1998 to shareholders of record on December 22, 1998.

     At September 30, 1999, the Fund had undistributed net realized gains of $495,161.

NOTE 4 -- CAPITAL SHARE TRANSACTIONS

     As of September 30, 1999, there were 30,000,000 shares of $1 par value capital stock authorized of which 9,841,293 shares are classified as the Fund's series (Series A), 10,000,000 shares are classified as Concorde Income Fund series (Series B), and the remaining balance is unallocated for future use. As of September 30, 1999, capital paid-in aggregated $11,145,525.

     Transactions in shares of capital stock for the years ended September 30, 1999 and 1998 were as follows:

                                  1999
                          --------------------
                          SHARES      AMOUNT
                          -------   ----------
Shares sold.............   36,080   $  571,248
Shares issued in
  reinvestment of
  dividends.............  157,991    2,297,191
                          -------   ----------
                          194,071    2,868,439
Shares redeemed.........  130,473    2,055,645
                          -------   ----------
Net increase............   63,598   $  812,794
                          =======   ==========

                                  1998
                          --------------------
                          SHARES      AMOUNT
                          -------   ----------
Shares sold.............   98,762   $1,761,328
Shares issued in
  reinvestment of
  dividends.............   81,667    1,424,268
                          -------   ----------
                          180,429    3,185,596
Shares redeemed.........  136,685    2,443,357
                          -------   ----------
Net increase............   43,744   $  742,239
                          =======   ==========

NOTE 5 -- INVESTMENT TRANSACTIONS

     Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) aggregated $3,410,360 and $5,590,311, respectively, for common stock, and $396,188 and $0, respectively, for U.S. government obligations for the year ended September 30, 1999. Net gain on investments for the year ended September 30, 1999 was $2,602,122. That amount represents the net increase in value of investment securities held during the year. As of September 30, 1999, the aggregate unrealized appreciation and depreciation of investment securities and covered call options written was as follows:

Unrealized appreciation.........  $4,358,468
Unrealized depreciation.........    (529,430)
                                  ----------
Net unrealized appreciation.....  $3,829,038
                                  ==========

NOTE 6 -- INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund has an Investment Advisory Agreement (Advisory Agreement) with Concorde Financial Corporation dba Concorde Investment Management (Advisor) to act as the Fund's investment advisor. The Advisor provides the Fund with investment advice and recommendations consistent with the Fund's investment objectives, policies and restrictions, and supervises the purchase and sale of investment transactions on behalf of the Fund. For such services, the Advisor receives an annual fee of 0.9% of the Fund's average daily net assets, computed daily and paid on a monthly basis. The investment advisory fee was $144,374 for the year ended September 30, 1999, of which $11,762 was payable at year end.

     Certain directors and officers of the Company are also directors, officers and/or employees of the Advisor.

INDEPENDENT AUDITOR'S REPORT

To the Board of Directors and Shareholders
Concorde Funds, Inc.

     We have audited the accompanying statement of assets and liabilities of the Concorde Income Fund portfolio of Concorde Funds, Inc., including the schedule of investments in securities, as of September 30, 1999, and the related statements of operations and changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended September 30, 1998 and financial highlights for the two years then ended, and the financial highlights for period ended September 30, 1996 of Concorde Income Fund were audited by other auditors whose reports dated October 22, 1998 and November 4, 1996, respectively, expressed unqualified opinions on the statement of changes in net assets and financial highlights.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Concorde Income Fund portfolio of Concorde Funds, Inc. as of September 30, 1999, the results of its operations, the changes in its net assets and the financial highlights for the year then ended in conformity with generally accepted accounting principles.

                                         /s/ WALLACE SANDERS & COMPANY
                                          WALLACE SANDERS & COMPANY

Irving, Texas
October 14, 1999

CONCORDE INCOME FUND
INVESTMENTS IN SECURITIES
SEPTEMBER 30, 1999

                                                              SHARES OR
                                                              PRINCIPAL                PERCENT OF
                                                               AMOUNT       VALUE      NET ASSETS
                                                              ---------   ----------   ----------
BONDS AND NOTES
FEDERAL AGENCY OBLIGATIONS
  Federal Farm Credit Bank, 5.92%, due 2/24/2003, callable
     2/24/2000..............................................   100,000    $   98,051      1.95%
  Federal Farm Credit Bank, 6.2%, due 11/26/2003............   100,000        99,363      1.97
  Federal Home Loan Bank, 5.76%, due 10/15/2002, callable
     10/15/1999.............................................   100,000        98,332      1.95
  Federal Home Loan Bank, 6.2%, due 6/2/2009................   200,000       192,857      3.83
  Federal Home Loan Mortgage Corporation, 6.783%, due
     8/18/2005..............................................   100,000       101,298      2.01
  Federal Home Loan Mortgage Corporation, 5.9%, due
     2/14/2006..............................................   150,000       145,028      2.88
  Federal Home Loan Mortgage Corporation, 6.99%, due
     7/26/2006..............................................   200,000       204,675      4.06
  Federal Home Loan Mortgage Corporation, 6.943%, due
     3/21/2007..............................................   100,000       101,962      2.02
  Federal National Mortgage Association, 5.9%, due
     2/17/2004, callable 2/17/2000..........................   100,000        97,156      1.93
  Federal National Mortgage Association, 6.85%, due
     8/22/2005..............................................   200,000       201,426      4.00
  Federal National Mortgage Association, 5.8%, due
     2/22/2006..............................................   100,000        94,922      1.89
  Federal National Mortgage Association, 6.41%, due
     3/08/2006..............................................   200,000       196,075      3.89
  Federal National Mortgage Association, 6.7%, due
     6/19/2007..............................................   200,000       199,949      3.97
                                                                          ----------     -----
                                                                           1,831,094     36.35
                                                                          ----------     -----
U.S. TREASURY OBLIGATIONS
  U.S. Treasury Note, 6.25%, due 2/15/2003..................   200,000       202,625      4.02
  U.S. Treasury Note, 5.75%, due 8/15/2003..................   200,000       199,375      3.96
  U.S. Treasury Note, 5.875%, due 2/15/2004.................   200,000       200,813      3.99
  U.S. Treasury Note, 5.625%, due 5/15/2008.................   300,000       291,281      5.78
  U.S. Treasury Bond, 7.25%, due 5/15/2016..................   300,000       324,281      6.44
                                                                          ----------     -----
                                                                           1,218,375     24.19
                                                                          ----------     -----
TOTAL BONDS AND NOTES (cost $3,082,499).....................               3,049,469     60.54
                                                                          ----------     -----

The accompanying notes are an integral part of these financial statements.

CONCORDE INCOME FUND
INVESTMENTS IN SECURITIES (CONTINUED)
SEPTEMBER 30, 1999

                                                              SHARES OR
                                                              PRINCIPAL                PERCENT OF
                                                               AMOUNT       VALUE      NET ASSETS
                                                              ---------   ----------   ----------
CLOSED-END FIXED INCOME FUNDS
  PIMCO Commercial Mortgage Securities Trust Inc............    10,700    $  134,419      2.67%
  Strategic Global Income Fund Inc..........................    12,300       126,075      2.50
                                                                          ----------     -----
TOTAL CLOSED-END FIXED INCOME FUNDS (cost $288,468).........                 260,494      5.17
                                                                          ----------     -----
COMMON STOCKS
REAL ESTATE
  Corporate Office Properties Trust, Inc....................    15,000       113,438      2.26
  First Industrial Realty Trust, Inc........................     5,500       136,125      2.70
  Hospitality Properties Trust..............................     4,800       105,900      2.10
                                                                          ----------     -----
                                                                             355,463      7.06
                                                                          ----------     -----
SERVICES
  Chemed Corporation........................................     2,000        60,500      1.20
                                                                          ----------     -----
UTILITIES
  LG&E Energy Corporation...................................     5,500       116,875      2.32
                                                                          ----------     -----
TOTAL COMMON STOCKS (cost $616,146).........................                 532,838     10.58
                                                                          ----------     -----
PREFERRED STOCKS
  Alabama Power, 7% Preferred...............................     4,200        92,400      1.83
  Allstate Financial, Series A, Preferred...................     2,800        68,075      1.35
  Lehman Brothers Cap Tr, Preferred.........................     2,500        59,375      1.18
  Conseco Finance, 9.16% Preferred..........................     3,700        87,181      1.73
  First Industrial Realty Trust, 8.75% Series A Preferred...     4,000        85,500      1.70
  Merrill Lynch Capital Trust, 8% Class C Preferred.........     2,200        54,450      1.08
  Phillips 66 Capital, 8.24% Preferred......................     2,800        69,475      1.38
  Public Storage, Inc., 8.45% Series H Preferred............     3,600        80,100      1.59
  Time Warner Capital, 8.87% Preferred......................     3,000        74,625      1.48
                                                                          ----------     -----
TOTAL PREFERRED STOCKS (cost $729,587)......................                 671,181     13.32
                                                                          ----------     -----

The accompanying notes are an integral part of these financial statements.

CONCORDE INCOME FUND
INVESTMENTS IN SECURITIES (CONTINUED)
SEPTEMBER 30, 1999

                                                              SHARES OR
                                                              PRINCIPAL                PERCENT OF
                                                               AMOUNT       VALUE      NET ASSETS
                                                              ---------   ----------   ----------
CONVERTIBLE PREFERRED STOCKS
  Bethlehem Steel Corp., $5 Cum Preferred...................     1,500    $   76,781      1.52%
  ICO, Inc. Preferred.......................................     2,200        28,600      0.57
  Seagram Co. Ltd. Aces Preferred...........................     1,200        55,725      1.11
                                                                          ----------     -----
TOTAL CONVERTIBLE PREFERRED STOCKS (cost $187,920)..........                 161,106      3.20
                                                                          ----------     -----
SHORT TERM DEMAND NOTES
  American Family, 5.0234%..................................   140,542       140,542      2.79
  Wisconsin Corp. Cent Credit Union, 5.05%..................   200,000       200,000      3.97
                                                                          ----------     -----
TOTAL SHORT TERM DEMAND NOTES (cost $340,542)...............                 340,542      6.76
                                                                          ----------     -----
TOTAL INVESTMENTS IN SECURITIES (cost $5,245,162)...........              $5,015,630     99.57%
                                                                          ==========     =====

The accompanying notes are an integral part of these financial statements.

CONCORDE INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1999

ASSETS
  Investments in securities, at value (cost $5,245,162).....  $5,015,630
  Cash......................................................       1,037
  Receivables
     Dividends..............................................       8,899
     Interest...............................................      42,054
     Expense reimbursement due from Advisor.................         477
  Organization costs, net...................................       6,654
                                                              ----------
TOTAL ASSETS................................................   5,074,751
                                                              ----------
LIABILITIES
  Payable for securities purchased..........................      18,274
  Investment advisory fee payable...........................       2,914
  Accrued expenses..........................................      16,058
                                                              ----------
TOTAL LIABILITIES...........................................      37,246
                                                              ----------
NET ASSETS
  Equivalent to $9.26 per share on 543,916 shares of capital stock outstanding......................................  $5,037,505
                                                              ==========

The accompanying notes are an integral part of these financial statements.

CONCORDE INCOME FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 1999

INVESTMENT INCOME
  Investment income
     Dividends..............................................  $ 143,190
     Interest...............................................    185,661
                                                              ---------
  Total investment income...................................    328,851
                                                              ---------
  Expenses
     Investment advisory fee................................     33,381
     Custodian fees.........................................      1,734
     Printing, postage and delivery.........................     12,233
     Accounting fees........................................     25,302
     Transfer agent fees....................................      8,736
     Legal fees.............................................     12,590
     Registration fees......................................      1,208
     Audit fees.............................................      8,079
     Amortization...........................................      7,489
     Other expenses.........................................      2,911
                                                              ---------
  Total expenses............................................    113,663
  Expense reimbursement by Advisor..........................    (23,935)
                                                              ---------
  Expenses, net of reimbursement by Advisor.................     89,728
                                                              ---------
  NET INVESTMENT INCOME.....................................    239,123
                                                              ---------
REALIZED LOSS AND UNREALIZED DEPRECIATION ON INVESTMENTS AND
  REALIZED GAIN AND UNREALIZED DEPRECIATION ON COVERED CALL
  OPTIONS WRITTEN
  Net realized loss on investments in securities............   (130,822)
  Net realized gain on covered call options written.........      4,943
  Net change in unrealized depreciation of investments in
     securities.............................................   (245,406)
  Net change in unrealized depreciation of covered call
     options written........................................     (6,030)
                                                              ---------
  NET LOSS ON INVESTMENTS...................................   (377,315)
                                                              ---------
  NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS......  $(138,192)
                                                              =========

The accompanying notes are an integral part of these financial statements.

CONCORDE INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED SEPTEMBER 30, 1999 AND 1998

                                                                 1999         1998
                                                              ----------   ----------
CHANGE IN NET ASSETS FROM OPERATIONS
  Net investment income.....................................  $  239,123   $  213,392
  Net realized loss on investments..........................    (125,879)      (7,697)
  Net change in unrealized depreciation of investments......    (251,436)    (170,791)
                                                              ----------   ----------
  Net increase (decrease) in net assets resulting from
     operations.............................................    (138,192)      34,904
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income.....................................    (235,797)    (215,820)
CAPITAL SHARE TRANSACTIONS..................................     593,914    1,078,529
                                                              ----------   ----------
  Total increase in net assets..............................     219,925      897,613
NET ASSETS
  Beginning of year.........................................   4,817,580    3,919,967
                                                              ----------   ----------
  End of the year (including undistributed net investment
     income of $3,544 and $218, respectively)...............  $5,037,505   $4,817,580
                                                              ==========   ==========

The accompanying notes are an integral part of these financial statements.

CONCORDE INCOME FUND
FINANCIAL HIGHLIGHTS

                                                             PERIOD ENDED SEPTEMBER 30,
                                                       --------------------------------------
                                                         1999      1998      1997     1996(2)
                                                       --------   -------   -------   -------
PER SHARE DATA(1):
Net asset value, beginning of period.................  $  10.01   $ 10.41   $  9.94   $ 10.00
                                                       --------   -------   -------   -------
Income from investment operations:
  Net investment income..............................      0.49      0.49      0.49      0.25
  Net realized and unrealized gain (loss) on
     investments in securities.......................     (0.76)    (0.39)     0.52     (0.18)
                                                       --------   -------   -------   -------
  Total income (loss) from investment operations.....     (0.27)     0.10      1.01      0.07
                                                       --------   -------   -------   -------
Less distributions:
  Distributions from net investment income...........     (0.48)    (0.50)    (0.54)    (0.13)
                                                       --------   -------   -------   -------
Net asset value, end of period.......................  $   9.26   $ 10.01   $ 10.41   $  9.94
                                                       ========   =======   =======   =======
TOTAL RETURN.........................................    (2.80%)    0.92%    10.41%     0.71%
                                                       ========   =======   =======   =======
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)...........  $  5,038   $ 4,818   $ 3,920   $ 2,217
  Ratio of expenses (before reimbursement) to average
     net assets......................................     2.38%     2.46%     3.27%     3.17%
  Ratio of expenses (net of reimbursement) to average
     net assets......................................     1.88%     1.89%     1.99%     2.01%
  Ratio of net investment income to average net
     assets..........................................     5.01%     4.78%     4.86%     2.51%
  Portfolio turnover rate............................    29.63%    18.84%    20.07%    29.77%

---------------------

(1) Per share information has been calculated using the average number of shares outstanding.
(2) Period from January 22, 1996 (commencement of operations) through September 30, 1996. Total return and other ratios are not annualized.

The accompanying notes are an integral part of these financial highlights.

CONCORDE INCOME FUND
NOTES TO FINANCIAL STATEMENTS

NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  ORGANIZATION AND NATURE OF OPERATIONS

     Concorde Income Fund (Fund) is a separate series of shares of common stock of Concorde Funds, Inc. (Company). The Company was incorporated in the state of Texas in September of 1987, and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is subject to various investment restrictions as set forth in the Statement of Additional Information. The effective date of the Fund's Registration Statement under the Securities Act of 1933 was December 4, 1995 and the Fund was initially capitalized on January 22, 1996. The primary investment objective of the Fund is to produce current income. The Company may designate one or more series of common stock. Presently, the Company has designated only one additional series, Concorde Value Fund. Each capital share in the Fund represents an equal, proportionate interest in the net assets of the Fund with each other capital share in such series and no interest in any other series.

  USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of the assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

  VALUATION OF SECURITIES

     Securities are valued at the close of each business day. Bonds and notes are valued at the last quoted bid price obtained from independent pricing services. Securities traded on national securities exchanges or on the national market systems are valued at the last reported sales price on the day of valuation, except for call options written for which the last quoted bid price is used. Short-term demand notes and certificates of deposit are stated at amortized cost, which is equivalent to value. Securities for which representative market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors.

  SECURITY TRANSACTIONS AND INVESTMENT INCOME

     Security transactions are accounted for on the date the securities are purchased or sold, plus one day. Realized gains and losses from securities transactions are reported on an identified cost basis. Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

  ORGANIZATION COSTS

     Organization costs of $25,426 have been capitalized and are being amortized on a straight-line basis over a period of sixty months from commencement of operations. If any of the initial shares are redeemed before all the organization costs have been amortized, the proceeds will be reduced by the redeemed share's prorata share of the then-unamortized organization costs, in the same proportion as the number of shares redeemed bears to the total number of initial shares outstanding.

  INCOME TAXES

     The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income or excise tax provision is required.
     Net investment income (loss), net realized gains (losses) and the cost of investments in securities may differ for financial statement and income tax purposes. The character of distributions from net investment income or net realized gains may differ from their ultimate characterization for income tax purposes. At September 30, 1999, there were no material differences. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

  DISTRIBUTIONS TO SHAREHOLDERS

     Dividends declared and paid from net investment income or net realized gains are recorded on the ex-dividend date.

NOTE 2 -- COVERED CALL OPTIONS WRITTEN

     Transactions in covered call options written for the year ended September 30, 1999 were as follows:

                        NUMBER OF
                        CONTRACTS   AMOUNTS
                        ---------   --------
Beginning.............       9      $  8,337
Written...............      24        20,949
Expired...............      --            --
Exercised.............      --            --
Closed................     (33)      (29,286)
                          ----      --------
Ending................      --      $     --
                          ====      ========

NOTE 3 -- DISTRIBUTIONS TO SHAREHOLDERS

     Distributions to shareholders from net investment income were as follows:

                                       PER
       RECORD              PAID       SHARE    AMOUNT
       ------          -------------  -----   --------
                       December 17,
December 15, 1998        1998         $0.13   $ 60,504
                       March 25,
March 23, 1999           1999          0.11     53,871
June 22, 1999          June 24, 1999   0.12     56,890
                       September 23,
September 21, 1999       1999          0.12     64,532
                                      -----   --------
                                      $0.48   $235,797
                                      =====   ========

     At September 30, 1999, the Fund had available for federal income tax purposes a capital loss carryforward of $180,305 of which $25,959 expires in 2004, $20,770 expires in 2005, $7,697 expires in 2006 and $125,879 expires in 2007.

NOTE 4 -- CAPITAL SHARE TRANSACTIONS

     As of September 30, 1999, there were 30,000,000 shares of $1 par value capital stock authorized of which 10,000,000 shares are classified as the Fund's series (Series B),

9,841,293 shares are classified as Concorde Value Fund series (Series A), and the remaining balance is unallocated for future use. As of September 30, 1999, capital paid-in aggregated $5,443,798.

     Transactions in shares of capital stock for the years ended September 30, 1999 and 1998 were as follows:

                                 1999
                         --------------------
                         SHARES      AMOUNT
                         -------   ----------
Shares sold............   91,597   $  881,113
Shares issued in
  reinvestment of
  dividends............   24,712      235,322
                         -------   ----------
                         116,309    1,116,435
Shares redeemed........   53,734      522,521
                         -------   ----------
Net increase...........   62,575   $  593,914
                         =======   ==========

                                 1998
                         --------------------
                         SHARES      AMOUNT
                         -------   ----------
Shares sold............  142,648   $1,464,701
Shares issued in
  reinvestment of
  dividends............   21,177      215,276
                         -------   ----------
                         163,825    1,679,977
Shares redeemed........   58,952      601,448
                         -------   ----------
Net increase...........  104,873   $1,078,529
                         =======   ==========

NOTE 5 -- INVESTMENT TRANSACTIONS

     Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) aggregated $631,183 and $461,025, respectively, for fixed income funds, common stocks, preferred stocks and convertible preferred stocks, and $1,133,000 and $866,469, respectively, for U.S. government obligations for the year ended September 30, 1999. Net loss on investments for the year ended September 30, 1999 was $377,315. That amount represents the net decrease in value of investment securities held during the year. As of September 30, 1999, the aggregate unrealized appreciation and depreciation of investment securities was as follows:

Unrealized appreciation..........  $  17,274
Unrealized depreciation..........   (246,806)
                                   ---------
Net unrealized depreciation......  $(229,532)
                                   =========

NOTE 6 -- INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund has an Investment Advisory Agreement (Advisory Agreement) with Concorde Financial Corporation dba Concorde Investment Management (Advisor) to act as the Fund's investment advisor. The Advisor provides the Fund with investment advice and recommendations consistent with the Fund's investment objectives, policies and restrictions, and supervises the purchase and sale of investment transactions on behalf of the Fund. For such services, the Advisor receives an annual fee of 0.7% of the Fund's average daily net assets, computed daily and paid on a monthly basis. The investment advisory fee was $33,381 for the year ended September 30, 1999, of which $2,914 was payable at year end. The Advisor voluntarily reimbursed the Fund for expenses in excess of 1.88% of average daily net assets. The expense reimbursement under this arrangement for the year ended September 30, 1999 was $23,935, of which $477 was due from Advisor at year end.

     Certain directors and officers of the Company are also directors, officers and/or employees of the Advisor.

INVESTMENT ADVISOR
  Concorde Investment Management
  1500 Three Lincoln Centre
  5430 LBJ Freeway
  Dallas, Texas 75240

OFFICERS
  Gary B. Wood, Ph.D.
  President and Treasurer
  John A. Stetter
  Secretary

DIRECTORS
  John R. Bradford, Ph.D.
  John H. Wilson
  Gary B. Wood, Ph.D.

CUSTODIAN
  Firstar Bank, N.A.
  777 E. Wisconsin Avenue
  Milwaukee, Wisconsin 53202

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
  Firstar Mutual Fund Services, LLC
  Mutual Fund Services, 3rd Floor
  615 East Michigan Street
  Milwaukee, Wisconsin 53202

INDEPENDENT CERTIFIED
PUBLIC ACCOUNTANTS
  Wallace Sanders & Company
  511 E. John Carpenter Freeway
  Suite 200
  Irving, Texas 75062

LEGAL COUNSEL
  Foley & Lardner
  777 East Wisconsin Avenue
  Milwaukee, Wisconsin 53202

TELEPHONE
  (972) 387-8258
  (Fund information)

  (800) 294-1699
  (Shareholder account information)

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                              A FAMILY OF NO-LOAD
                                  MUTUAL FUNDS

                                 ANNUAL REPORT
                            DATED SEPTEMBER 30, 1999

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